Cover	Jan. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2022
Entity File Number	001-39827
Entity Registrant Name	Viveon Health Acquisition Corp.
Entity Central Index Key	0001823857
Entity Tax Identification Number	85-2788202
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Gibson, Deal & Fletcher, PC
Entity Address, Address Line Two	3953 Holcomb Bridge Rd.
Entity Address, Address Line Three	Suite200
Entity Address, City or Town	Norcross
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30092
City Area Code	404
Local Phone Number	861-5393
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	VHAQU
Security Exchange Name	NYSEAMER
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	VHAQ
Security Exchange Name	NYSEAMER
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	VHAQW
Security Exchange Name	NYSEAMER
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	VHAQR
Security Exchange Name	NYSEAMER